Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Estimated Useful Life of Property and Equipment (Details) (10-K)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Office Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	4 years	4 years	4 years
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	4 years	4 years	4 years
Rental Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	4 years	4 years	4 years
Appliques [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years	10 years	10 years
Website Development [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	2 years	2 years	2 years